Earnings Per Share (Details) - Schedule of basic and diluted EPS - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted EPS [Abstract]
Profit for the year (USD ’000)	$ 85,465	$ 43,696	$ 27,251
Less: profit attributable to the Earnout Shares (USD ’000)	5,256	2,693	1,690
Less: profit attributable to the Restricted Shares Awards (USD ’000)	1,164	355	75
Net profit available to common shareholders (USD ’000)	$ 79,045	$ 40,648	$ 25,486
Weighted average number of shares – basic and diluted (in Shares)	45,546,272	45,470,961	43,047,915
Basic and diluted earnings per share (USD) (in Dollars per share)	$ 1.74	$ 0.89	$ 0.59